EMPLOYEE BENEFIT OBLIGAITONS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Sep. 30, 2025 participant	Sep. 30, 2024 participant
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	12 years 9 months 18 days	12 years 7 months 6 days
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 23,300,000
Defined contribution plan, active participants | participant			2,734	2,799
Salary requirement for defined contribution plan	136,080
Defined contribution plan, participants receiving benefits | participant			409	411
Post-employment benefit expense, defined contribution plans	SFr 5,100,000	SFr 6,600,000
Minimum
Disclosure of net defined benefit liability (asset) [line items]
Strategic asset mix, equity securities	21.00%
Strategic asset mix, bonds	20.00%
Strategic asset mix, real estate	12.00%
Strategic asset mix, cash in banks	0.00%
Strategic asset mix, other	0.00%
Maximum
Disclosure of net defined benefit liability (asset) [line items]
Strategic asset mix, equity securities	47.00%
Strategic asset mix, bonds	56.00%
Strategic asset mix, real estate	38.00%
Strategic asset mix, cash in banks	4.00%
Strategic asset mix, other	7.00%